Schedule of Investments PIMCO PCM Fund, Inc.	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 23.9%
Amsurg
TBD% due 04/28/2028 «	$2,929	$2,216
16.394% due 04/29/2027	1,371	1,635
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~	71	71
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026	1,284	668
Encina Private Credit LLC TBD% - 9.587% due 11/30/2025 «µ	1,011	972
Forbes Energy Services LLC TBD% due 12/31/2023 «	521	0
Incora TBD% - 13.917% due 03/01/2024 «	1,025	1,059
Ivanti Software, Inc. 9.758% due 12/01/2027	1,659	1,441
Lealand Finance Co. BV 8.431% due 06/28/2024 «	27	20
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (c)	203	113
Profrac Services LLC 12.753% - 12.902% due 03/04/2025	837	840
PUG LLC
8.931% - 9.681% due 02/12/2027	690	653
8.931% - 9.681% due 02/12/2027 «	281	268
Radiate Holdco LLC 8.681% due 09/25/2026	394	324
Rising Tide Holdings, Inc. 1.000% due 06/01/2026 «	86	83
Softbank Vision Fund 5.000% due 12/21/2025 «	569	532
Syniverse Holdings, Inc. 12.390% due 05/13/2027	2,003	1,775
Team Health Holdings, Inc. 8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~	1,758	1,721
TexGen Power LLC 12.410% (LIBOR03M + 6.850%) due 10/08/2026 «~	924	928
U.S. Renal Care, Inc. 10.607% due 06/20/2028	2,075	1,390
Veritas U.S., Inc. 10.431% due 09/01/2025	1,194	1,041
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029	369	277
Windstream Services LLC 11.666% due 09/21/2027	164	159

Total Loan Participations and Assignments (Cost $20,035)		18,186

CORPORATE BONDS & NOTES 23.3%
BANKING & FINANCE 6.6%
CBRE Services, Inc. 5.950% due 08/15/2034 (k)	1,100	1,039
Navient Corp. 5.625% due 01/25/2025	51	49
Piper Sandler Cos. 5.200% due 10/15/2023	900	899
SVB Financial Group
1.800% due 02/02/2031 ^(d)	284	172
4.345% due 04/29/2028 ^(d)	100	64
4.570% due 04/29/2033 ^(d)	200	127
Uniti Group LP
6.000% due 01/15/2030 (k)	1,065	678
10.500% due 02/15/2028 (k)	807	791
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)	2,205	1,199

		5,018

INDUSTRIALS 16.3%
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)	83	65

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)	125	98
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)	248	194
Citgo Petroleum Corp. 8.375% due 01/15/2029	200	200
CVS Pass-Through Trust 5.880% due 01/10/2028 (k)	618	601
DISH DBS Corp.
5.250% due 12/01/2026 (k)	660	562
5.750% due 12/01/2028 (k)	400	308
DISH Network Corp. 11.750% due 11/15/2027 (k)	800	807
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)	14	3
Forward Air Corp. 9.500% due 10/15/2031 (b)	200	200
LifePoint Health, Inc. 11.000% due 10/15/2030 (b)	100	100
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (b)	400	401
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)	273	247
5.750% due 09/30/2039 (k)	1,792	1,658
Transocean Aquila Ltd. 8.000% due 09/30/2028 (b)	400	400
U.S. Renal Care, Inc. 10.625% due 06/28/2028	249	167
Valaris Ltd. 8.375% due 04/30/2030	100	100
Venture Global LNG, Inc. 8.125% due 06/01/2028	100	99
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)	1,200	1,005
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(c)(d)	4,180	3,804
Windstream Escrow LLC 7.750% due 08/15/2028 (k)	1,752	1,395

		12,414

UTILITIES 0.4%
Pacific Gas & Electric Co.
3.750% due 08/15/2042	2	2
4.000% due 12/01/2046	2	1
4.300% due 03/15/2045 (k)	463	314

		317

Total Corporate Bonds & Notes (Cost $20,602)		17,749

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(k)	700	467

Total Convertible Bonds & Notes (Cost $689)		467

MUNICIPAL BONDS & NOTES 1.7%
PUERTO RICO 1.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,418	738
0.000% due 11/01/2051	1,234	563

Total Municipal Bonds & Notes (Cost $1,295)		1,301

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
4.000% due 06/25/2050 (a)(k)	2,934	551
11.179% due 07/25/2029 •(k)	230	259
Freddie Mac
0.700% due 11/25/2055 ~(a)	5,985	396
0.721% due 05/25/2050 •(a)(k)	1,537	149
2.079% due 11/25/2045 ~(a)	1,027	74
3.500% due 02/25/2041 (a)(k)	1,760	223
4.000% due 07/25/2050 (a)(k)	5,575	1,255
5.000% due 03/15/2040 (a)(k)	237	12
10.579% due 10/25/2029 •(k)	250	274

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

12.979% due 12/25/2027 •	390	412

Total U.S. Government Agencies (Cost $3,719)		3,605

NON-AGENCY MORTGAGE-BACKED SECURITIES 48.1%
245 Park Avenue Trust 3.779% due 06/05/2037 ~(k)	1,065	848
Adjustable Rate Mortgage Trust 5.383% due 01/25/2036 ^«~	48	43
Ashford Hospitality Trust 6.905% due 04/15/2035 •(k)	900	869
Banc of America Alternative Loan Trust 5.285% due 04/25/2037 ^«~	63	52
Banc of America Funding Trust
3.116% due 12/20/2034 ~	185	134
3.629% due 03/20/2036 «~	34	28
5.806% due 03/25/2037 ^«~	36	34
7.000% due 10/25/2037 ^«	320	211
Banc of America Mortgage Trust
4.739% due 06/25/2035 «~	37	34
5.189% due 06/20/2031 «~	113	108
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •(k)	314	312
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~(k)	1,000	724
8.329% due 10/15/2037 •(k)	900	853
BCAP LLC Trust 5.828% due 07/26/2036 ~	54	45
Bear Stearns ALT-A Trust
3.704% due 05/25/2036 ^~	880	787
3.802% due 05/25/2036 ~	23	16
3.876% due 01/25/2047 ~	21	10
4.216% due 08/25/2036 ^~	183	93
4.352% due 07/25/2035 ^~	101	71
4.491% due 11/25/2036 ^~	459	236
5.125% due 09/25/2034 «~	61	56
5.774% due 04/25/2037 •	386	334
Bear Stearns Asset-Backed Securities Trust 5.500% due 12/25/2035 «	23	15
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	35	33
BHP Trust 8.318% due 08/15/2036 •(k)	588	572
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	96	87
CD Mortgage Trust 5.688% due 10/15/2048	59	51
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	156	87
Citigroup Commercial Mortgage Trust 5.617% due 12/10/2049 ~	219	149
Citigroup Mortgage Loan Trust
4.859% due 10/25/2035 ~	950	770
4.887% due 11/25/2035 ~(k)	1,085	602
6.250% due 11/25/2037 ~	649	288
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.762% due 09/25/2035 ^«~	59	41
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~(k)	222	220
Commercial Mortgage Loan Trust 6.809% due 12/10/2049 ~	133	18
Connecticut Avenue Securities Trust 8.415% due 10/25/2041 •(k)	800	803
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	375	162
5.626% due 12/25/2035 •(k)	532	438
5.984% due 10/25/2037 •(k)	3,477	776
5.994% due 02/25/2037 •	120	98
6.000% due 11/25/2035 ^«	160	25
6.000% due 04/25/2036 ^(k)	2,130	996
6.014% due 02/25/2036 ^•	364	319
Countrywide Home Loan Mortgage Pass-Through Trust
3.965% due 09/20/2036 ^~	57	49
4.163% due 09/25/2047 ^~	164	143
6.000% due 05/25/2037 ^	180	76
6.074% due 03/25/2035 •	64	55
7.304% due 03/25/2046 ^•	327	212
7.884% due 02/20/2036 ^•	2	2
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033 «	30	29
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036 (k)	847	409
6.396% due 04/25/2036 þ	144	74
6.500% due 05/25/2036 ^«	144	55
DBGS Mortgage Trust
0.201% due 10/15/2036 ~(a)	147,870	291

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

7.480% due 06/15/2033 •(k)	900	682
8.030% due 06/15/2033 •(k)	200	139
Extended Stay America Trust 9.146% due 07/15/2038 •(k)	855	834
First Horizon Alternative Mortgage Securities Trust 6.175% due 08/25/2035 ^«~	3	0
Freddie Mac
12.815% due 10/25/2041 •(k)	1,100	1,135
13.115% due 11/25/2041 •(k)	1,100	1,141
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(k)	800	742
4.744% due 10/10/2032 ~	100	91
GS Mortgage Securities Trust 0.564% due 08/10/2043 ~(a)	1,781	17
GSR Mortgage Loan Trust 3.841% due 03/25/2047 ^~	577	370
HarborView Mortgage Loan Trust 5.942% due 01/19/2036 •	398	242
IndyMac INDA Mortgage Loan Trust 3.874% due 06/25/2037 ~	94	72
IndyMac INDX Mortgage Loan Trust
3.253% due 05/25/2036 «~	88	46
6.234% due 11/25/2034 •	53	46
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 ^(k)	744	411
JP Morgan Chase Commercial Mortgage Securities Trust
0.503% due 02/15/2046 «~(a)(k)	52,814	45
6.241% due 02/12/2051 ~	28	229
7.066% due 07/05/2033 •(k)	843	732
9.697% due 02/15/2035 •(k)	786	741
11.837% due 11/15/2038 •(k)	900	813
JP Morgan Mortgage Trust 5.768% due 07/25/2035 «~	7	7
Lehman Mortgage Trust
5.874% due 04/25/2036 ^~	155	98
6.000% due 05/25/2037 ^«	5	5
MASTR Adjustable Rate Mortgages Trust 4.871% due 11/25/2035 ^«~	182	87
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	147	87
Merrill Lynch Mortgage Investors Trust
4.261% due 11/25/2035 •	37	35
4.421% due 02/25/2034 ~	3	2
4.970% due 05/25/2033 «~	8	7
5.854% due 07/25/2030 «•	14	13
6.094% due 11/25/2029 •	40	36
MFA Trust
4.092% due 08/25/2061 ~(k)	1,000	809
4.254% due 12/25/2066 ~(k)	1,000	700
Morgan Stanley Capital Trust
0.818% due 11/12/2049 ~(a)	125	0
9.855% due 11/15/2034 •	400	369
Morgan Stanley Mortgage Loan Trust
5.124% due 01/25/2035 ^~	161	127
6.000% due 08/25/2037 ^	136	49
Morgan Stanley Re-REMIC Trust 4.109% due 03/26/2037 ~(k)	1,731	1,479
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	70	63
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~(k)	1,197	804
9.277% due 03/15/2035 •(k)	288	288
10.525% due 03/15/2035 •(k)	576	576
New Residential Mortgage Loan Trust 3.881% due 11/25/2059 ~(k)	2,900	1,328
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.504% due 02/25/2035 •(k)	179	175
Regal Trust 4.231% due 09/29/2031 «•	10	9
Residential Accredit Loans, Inc. Trust
5.041% due 01/25/2036 ^~	165	119
6.000% due 08/25/2035 ^	115	95
6.000% due 06/25/2036 ^	62	47
6.500% due 09/25/2037 ^	115	89
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	181	59
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^«	86	68
Structured Adjustable Rate Mortgage Loan Trust
3.956% due 04/25/2036 ^~	150	86
4.494% due 01/25/2036 ^~	173	90
4.777% due 09/25/2036 ^«	17	15
Structured Asset Mortgage Investments Trust 5.854% due 08/25/2036 ^•(k)	299	239
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^«	102	37

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Tharaldson Hotel Portfolio Trust 8.922% due 11/11/2034 •(k)	1,126	1,090
Wachovia Bank Commercial Mortgage Trust 0.638% due 10/15/2041 ~(a)	11	0
WaMu Mortgage Pass-Through Certificates Trust
3.907% due 12/25/2036 ^~(k)	153	134
6.126% due 10/25/2046 •	693	617
6.126% due 11/25/2046 •(k)	443	381
6.334% due 10/25/2045 •(k)	2,436	1,980
6.414% due 06/25/2044 «•	160	143
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(k)	625	495
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~(k)	1,042	892
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(k)	2,400	378

Total Non-Agency Mortgage-Backed Securities (Cost $42,904)		36,578

ASSET-BACKED SECURITIES 63.8%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(k)	883	574
Asset-Backed Securities Corp. Home Equity Loan Trust
6.164% due 02/25/2035 •(k)	1,305	1,314
8.689% due 06/21/2029 «•	58	55
Bear Stearns Asset-Backed Securities Trust
4.445% due 07/25/2036 «~	20	20
5.287% due 04/25/2036 •(k)	1,982	2,746
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	151
Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •(k)	1,042	584
5.874% due 12/25/2036 •(k)	635	250
6.134% due 11/25/2046 •(k)	1,100	907
8.959% due 12/25/2033 •(k)	807	828
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	324	93
9.163% due 03/01/2033 ~	744	703
Countrywide Asset-Backed Certificates Trust
5.694% due 12/25/2036 ^•(k)	715	640
5.834% due 06/25/2037 ^•(k)	481	465
5.839% due 09/25/2046 •(k)	4,161	3,167
5.914% due 05/25/2036 •(k)	7,445	6,080
7.084% due 06/25/2035 •(k)	3,954	3,840
7.309% due 10/25/2035 •(k)	2,224	1,691
Crown City CLO 0.000% due 04/20/2035 ~	600	401
EMC Mortgage Loan Trust
6.484% due 05/25/2040 «•	87	84
6.734% due 02/25/2041 «•	184	174
Flagship Credit Auto Trust
0.000% due 06/15/2026 «(f)	2	80
0.000% due 06/15/2029 «(f)	14	939
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 «~	24	20
GSAMP Trust
7.234% due 06/25/2035 •(k)	2,200	2,051
8.059% due 12/25/2034 •(k)	2,156	1,691
Home Equity Mortgage Loan Asset-Backed Trust
5.674% due 04/25/2037 •(k)	3,229	2,093
6.184% due 10/25/2035 •	120	116
HSI Asset Securitization Corp. Trust
5.544% due 04/25/2037 •(k)	2,779	1,402
5.774% due 12/25/2036 •(k)	4,289	1,132
Lehman XS Trust 6.260% due 11/25/2035 þ	719	311
Marlette Funding Trust
0.000% due 07/16/2029 «(f)	5	234
0.000% due 03/15/2030 «(f)	8	302
MASTR Asset-Backed Securities Trust 5.654% due 08/25/2036 •(k)	2,468	951
Morgan Stanley ABS Capital, Inc. Trust
5.574% due 10/25/2036 •(k)	7,909	3,433
6.214% due 12/25/2034 «•	93	85
Morgan Stanley Home Equity Loan Trust 6.499% due 05/25/2035 •(k)	1,920	1,628
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	954
People's Financial Realty Mortgage Securities Trust 5.564% due 09/25/2036 •(k)	5,718	1,123
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(k)	3,314	1,409
Securitized Asset-Backed Receivables LLC Trust 6.079% due 01/25/2035 «•	142	138
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(f)	0	232

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (f)	1,000	93
0.000% due 09/25/2040 «(f)	339	41
Soundview Home Loan Trust 6.384% due 10/25/2037 •(k)	1,632	1,185
Structured Asset Investment Loan Trust
7.159% due 10/25/2034 •(k)	1,986	1,963
9.934% due 10/25/2033 «•	68	73
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	56	50

Total Asset-Backed Securities (Cost $59,135)		48,496

	SHARES
COMMON STOCKS 5.1%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (e)	108,013	171
iHeartMedia, Inc. 'A' (e)	25,745	81
iHeartMedia, Inc. 'B' «(e)	20,009	57

		309

ENERGY 0.2%
Axis Energy Services 'A' «(i)	3,344	109

INDUSTRIALS 3.0%
Mcdermott International Ltd. (e)	7,216	2
Neiman Marcus Group Ltd. LLC «(e)(i)	13,191	1,794
Syniverse Holdings, Inc. «(i)	351,847	318
Voyager Aviation Holdings LLC «(e)	307	0
Westmoreland Mining Holdings «(e)(i)	9,154	105
Westmoreland Mining LLC «(e)(i)	9,234	60

		2,279

UTILITIES 1.5%
TexGen Power LLC «(e)(i)	9,914	278
West Marine New «(e)(i)	2,750	29
Windstream Units «(e)	43,518	866

		1,173

Total Common Stocks (Cost $3,679)		3,870

WARRANTS 0.0%
UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	357	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
SVB Financial Group 4.700% due 11/15/2031 ^(d)(h)	11,000	0

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	1,842	0

Total Preferred Securities (Cost $605)		0

REAL ESTATE INVESTMENT TRUSTS 0.9%
REAL ESTATE 0.9%
CBL & Associates Properties, Inc.	4,345	91
Uniti Group, Inc.	34,736	164
VICI Properties, Inc.	13,531	394

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $317)		649

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.4%
REPURCHASE AGREEMENTS (j) 12.1%		9,207

U.S. TREASURY BILLS 0.3%
5.412% due 11/02/2023 (f)(g)(n)	$258	257

Total Short-Term Instruments (Cost $9,464)		9,464

Total Investments in Securities (Cost $162,444)		140,365

Total Investments 184.5% (Cost $162,444)		$140,365
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $1,501)		(186)
Other Assets and Liabilities, net (84.3)%		(64,119)

Net Assets 100.0%		$76,060

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$49	$109	0.14%
Neiman Marcus Group Ltd. LLC	09/25/2020	425	1,794	2.36
Syniverse Holdings, Inc.	05/12/2022 - 05/31/2023	346	318	0.42
TexGen Power LLC	07/20/2018	314	278	0.37
West Marine New	12/08/2014	40	29	0.04
Westmoreland Mining Holdings	06/30/2023	267	105	0.14
Westmoreland Mining LLC	09/12/2023	61	60	0.08

$1,502	$2,693	3.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$607	U.S. Treasury Notes 0.250% due 09/30/2025	$(619)	$607	$607
BSN	5.340	09/29/2023	10/02/2023	8,600	U.S. Treasury Notes 2.750% due 05/15/2025	(8,776)	8,600	8,604

Total Repurchase Agreements	$(9,395)	$9,207	$9,211

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY	6.171%	04/20/2023	10/20/2023	$(4,434)	$(4,559)
BOS	5.810	07/11/2023	10/10/2023	(286)	(290)
6.410	09/18/2023	01/17/2024	(1,435)	(1,438)
6.560	09/18/2023	01/17/2024	(1,494)	(1,498)
BPS	5.720	07/14/2023	10/13/2023	(961)	(973)
6.030	07/31/2023	01/29/2024	(853)	(862)
6.060	07/14/2023	01/10/2024	(667)	(676)
6.410	08/17/2023	02/13/2024	(206)	(208)
6.560	07/13/2023	01/10/2024	(5,418)	(5,497)
6.560	08/17/2023	02/13/2024	(298)	(300)
6.600	07/13/2023	01/10/2024	(2,652)	(2,690)
6.660	08/17/2023	02/13/2024	(627)	(633)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

6.860	07/13/2023	01/10/2024	(1,413)	(1,435)
BRC	5.700	07/28/2023	TBD(3)	(574)	(580)
6.660	09/08/2023	01/05/2024	(1,031)	(1,035)
6.700	09/21/2023	01/18/2024	(742)	(743)
6.720	08/10/2023	02/06/2024	(1,238)	(1,250)
6.820	08/31/2023	02/26/2024	(100)	(101)
6.833	08/07/2023	01/30/2024	(501)	(506)
6.870	08/24/2023	12/22/2023	(2,086)	(2,101)
BYR	6.030	04/13/2023	10/10/2023	(794)	(816)
CIB	6.020	08/16/2023	02/16/2024	(10)	(10)
GLM	6.560	07/21/2023	04/16/2024	(166)	(169)
6.610	07/21/2023	04/16/2024	(516)	(522)
6.780	09/07/2023	05/24/2024	(637)	(640)
6.830	09/07/2023	05/24/2024	(558)	(561)
6.930	09/07/2023	05/24/2024	(1,158)	(1,164)
IND	5.910	09/11/2023	12/11/2023	(1,405)	(1,410)
6.080	09/26/2023	12/27/2023	(588)	(589)
6.120	09/26/2023	12/27/2023	(716)	(717)
6.130	09/26/2023	12/27/2023	(1,199)	(1,201)
JPS	6.170	05/05/2023	11/01/2023	(518)	(532)
6.220	05/05/2023	11/01/2023	(410)	(420)
6.510	08/11/2023	02/07/2024	(246)	(248)
MSB	6.610	07/31/2023	10/03/2023	(817)	(826)
MZF	6.340	05/24/2023	11/22/2023	(900)	(921)
6.670	09/20/2023	03/20/2024	(4,040)	(4,049)
RBC	6.380	09/15/2023	01/16/2024	(664)	(666)
RCY	6.020	08/17/2023	02/16/2024	(1,879)	(1,893)
RTA	6.610	07/12/2023	10/06/2023	(1,886)	(1,914)
SOG	5.950	08/02/2023	12/04/2023	(1,522)	(1,537)
6.410	07/21/2023	11/20/2023	(654)	(662)
TDM	5.500	07/28/2023	TBD(3)	(607)	(613)
UBS	5.750	04/19/2023	10/19/2023	(134)	(138)
6.100	07/10/2023	01/05/2024	(933)	(947)
6.280	04/13/2023	10/10/2023	(5,502)	(5,667)
6.350	04/13/2023	10/10/2023	(3,357)	(3,459)
6.610	09/11/2023	03/11/2024	(4,252)	(4,268)
6.690	07/10/2023	01/10/2024	(851)	(864)

Total Reverse Repurchase Agreements	$(64,798)

(k)	Securities with an aggregate market value of $82,984 and cash of $919 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(65,273) at a weighted average interest rate of 6.225%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,182)	$35	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(239)	6	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(240)	5	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(474)	14	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(479)	10	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	4	(946)	28	0	0
3-Month SOFR Active Contract March Futures	06/2025	2	(478)	10	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(475)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(240)	5	0	0

Total Futures Contracts	$130	$0	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	4.875%	Annual	12/21/2023	$38,500	$(54)	$(38)	$(92)	$0	$(2)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	3,800	0	104	104	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	1,900	0	52	52	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	300	0	14	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(1)	(21)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	1,900	(4)	(202)	(206)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	140	(5)	(20)	(25)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,900	45	(166)	(121)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,000	(6)	(285)	(291)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029	7,800	410	(1,049)	(639)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	3,450	111	(778)	(667)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	6,900	(134)	(432)	(566)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	22	22	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	54	52	106	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2038	5,200	13	885	898	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	39	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	400	0	176	176	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	298	294	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	400	(2)	178	176	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	1,300	(1)	619	618	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	1,235	2,229	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	467	1,141	0	(9)

Total Swap Agreements	$2,089	$1,172	$3,261	$34	$(55)

Cash of $1,038 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,645	$(327)	$201	$0	$(126)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	457	(261)	223	0	(38)

Total Swap Agreements	$(588)	$424	$0	$(164)

(n)

Securities with an aggregate market value of $257 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,037	$6,149	$18,186
Corporate Bonds & Notes
Banking & Finance	0	3,819	1,199	5,018
Industrials	100	12,314	0	12,414
Utilities	0	317	0	317
Convertible Bonds & Notes
Industrials	0	467	0	467
Municipal Bonds & Notes
Puerto Rico	0	1,301	0	1,301
U.S. Government Agencies	0	3,605	0	3,605
Non-Agency Mortgage-Backed Securities	0	35,368	1,210	36,578
Asset-Backed Securities	0	46,020	2,476	48,496
Common Stocks
Communication Services	252	0	57	309
Energy	0	0	109	109
Industrials	0	2	2,277	2,279
Utilities	0	0	1,173	1,173
Real Estate Investment Trusts
Real Estate	649	0	0	649
Short-Term Instruments
Repurchase Agreements	0	9,207	0	9,207
U.S. Treasury Bills	0	257	0	257

Total Investments	$1,001	$124,714	$14,650	$140,365

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$34	$0	$34

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	0	(164)	(164)

$0	$(56)	$(164)	$(220)

Total Financial Derivative Instruments	$0	$(22)	$(164)	$(186)

Totals	$1,001	$124,692	$14,486	$140,179

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$6,420	$761	$(1,063)	$(32)	$(48)	$91	$20	$0	$6,149	$157
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	1,199	0	1,199	0
Non-Agency Mortgage-Backed Securities	1,320	0	(62)	(30)	4	(22)	0	0	1,210	(22)
Asset-Backed Securities	3,874	0	(34)	3	5	(1,510)	138	0	2,476	(1,507)
Common Stocks
Communication Services	65	0	0	0	0	(8)	0	0	57	(8)
Energy	100	0	0	0	0	9	0	0	109	9
Industrials	2,504	0	0	0	0	(227)	0	0	2,277	(153)
Utilities	278	356	0	0	0	539	0	0	1,173	539
Warrants
Information Technology	666	0	(316)	0	0	(350)	0	0	0	0
Preferred Securities
Industrials	444	0	0	0	0	(444)	0	0	0	0

$15,671	$1,117	$(1,475)	$(59)	$(39)	$(1,922)	$1,357	$0	$14,650	$(985)
Financial Derivative Instruments - Liabilities
Over the counter	$(189)	$169	$(70)	$0	$(51)	$(23)	$0	$0	$(164)	$22

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2023 (Unaudited)

Totals	$15,482	$1,286	$(1,545)	$(59)	$(90)	$(1,945)	$1,357	$0	$14,486	$(963)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,216	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
3,574	Discounted Cash Flow	Discount Rate	5.310 - 26.560	12.730
71	Expected Recovery	Recovery Rate	100.000	—
288	Third Party Vendor	Broker Quote	72.500 - 95.250	93.691
Corporate Bonds & Notes
Banking & Finance	1,199	Expected Recovery	Recovery Rate	54.375	—
Non-Agency Mortgage-Backed Securities	45	Discounted Cash Flow	Discount Rate	11.000	—
1,165	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	1,828	Discounted Cash Flow	Discount Rate	10.000 - 25.000	18.778
648	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Common Stocks
Communication Services	57	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Energy	109	Comparable Companies	EBITDA Multiple	X	3.740	—
Industrials	1,794	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.530/5.780/10.500	—
318	Discounted Cash Flow	Discount Rate	15.620	—
165	Indicative Market Quotation	Broker Quote	$6.500 – 11.500	9.684
Utilities	866	Comparable Companies	EBITDA Multiple	X	5.000	—
29	Comparable Companies	Revenue Multiple	X/X	0.550/0.550	—
278	Indicative Market Quotation	Broker Quote	$28.000	—
Financial Derivative Instruments - Liabilities
Over the counter	(164)	Indicative Market Quotation	Broker Quote	91.500 – 92.500	92.265

Total	$14,486

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements (Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MZF	Mizuho Securities USA LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	PRIME	Daily US Prime Rate
LIBOR01M	1 Month USD-LIBOR	PENAAA	Penultimate AAA Sub-Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization